GOODWILL (Details) - USD ($)	Jun. 30, 2025	Apr. 01, 2025	Dec. 31, 2024
GOODWILL
Total goodwill	$ 12,734,680		$ 0
Vayu [Member]
GOODWILL
Total goodwill	1,894,288	$ 1,984,288	0
GAC [Member]
GOODWILL
Total goodwill	$ 10,840,392	$ 10,840,392	$ 0